Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The components of the provision for income taxes for the year ended December 31, 2016 and 2015 are as follows:

	2016	2015
Federal:
Current	$—	$(1,092,437)
Deferred	(29,082,057)	(22,176,578)
	(29,082,057)	(23,269,015)
State:
Current	—	(350,494)
Deferred	1,110,475	(1,768,061)
	1,110,475	(2,118,555)
Total benefit	$(27,971,582)	$(25,387,570)

Reconciliation between the amounts determined by applying the federal statutory rate of 35% to income tax benefit is as follows:

	2016	2015
Tax at federal statutory rate	$(28,391,642)	$(24,934,089)
State taxes, net of federal benefit	(215,952)	(885,226)
Permanent differences	498,131	578,837
Valuation allowance	878,522	—
Other	(740,641)	(147,092)
Total provision	$(27,971,582)	$(25,387,570)

Deferred tax assets and liabilities are recognized for estimated future tax effects of temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements. The significant items giving rise to deferred tax assets (liabilities) at December 31, 2016 and 2015, respectively are as follows:

	2016	2015
Deferred Income Tax Assets
Accrued liabilities	334,072	471,223
Allowance for doubtful accounts	194,664	300,640
Goodwill and other intangible assets	10,953,458	13,021,523
Stock‑based compensation	1,692,288	1,119,355
Net operating losses	49,266,688	29,067,458
Other	388,813	388,813
Noncurrent deferred tax assets	$62,829,983	$44,369,012
Total deferred tax assets	$62,829,983	$44,369,012
Valuation allowance	(878,522)	—
Total deferred tax assets — net	$61,951,461	$44,369,012
Deferred Income Tax Liabilities
Property and equipment	$(60,958,408)	$(70,621,451)
Prepaid expenses	(1,506,831)	(1,498,531)
Other	(634,692)	(1,369,082)
Noncurrent deferred tax liabilities	$(63,099,931)	$(73,489,064)
Net deferred tax liability	$(1,148,470)	$(29,120,052)

At December 31, 2016, the Company had approximately $175.6 million in net operating loss carryforwards for federal and state income tax purposes, which begin to expire in 2024. Utilization of net operating loss carryforwards may be limited due to past or future ownership changes. For the year ended December 31, 2016, we recorded a net valuation allowance of $0.9 million on the basis of management’s reassessment of the amount of its deferred tax assets that are more likely than not to be realized.
In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 (subsequently codified as ASC 740‑10, Income Taxes, Under FASB Statement No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162). ASC 740‑10 prescribes a comprehensive model for recognizing, measuring, presenting, and disclosing in the consolidated financial statements tax positions taken or expected to be taken on a tax return, including a decision to file or not to file in a particular jurisdiction.
The Company evaluated all tax positions and determined that the aggregate exposure under ASC 740‑10 did not have a material effect on the consolidated financial statements during the year ended December 31, 2016 or 2015. Therefore, no adjustments have been made to the consolidated financial statements related to the implementation of ASC 740‑10. The Company will continue to evaluate its tax positions in accordance with ASC 740‑10 and will recognize any future effect as a charge to income in the applicable period. Currently, the tax filings for years 2013 to 2015 remain open for examination by taxing authorities.
Income tax penalties and interest assessments recognized under ASC 740‑10 are accrued as a tax expense in the period that the Company’s taxes are in an uncertain tax position. Any accrued tax penalties or interest assessments will remain until the uncertain tax position is resolved with the taxing authorities or until the applicable statute of limitations has expired.